Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Reported Segment Results of Operation	The following is information about reported segment results of operation:
	Software services	IT professional services	Unallocated expense	Total
2021
Total revenues	$95,589	$384,736	-	$480,325
Expenses	74,863	347,712	5,627	428,202

Operating income (loss)	$20,726	$37,024	$(5,627)	$52,123

Depreciation and amortization	$10,619	$8,846	$372	$19,837

2022
Total revenues	$99,374	$467,418	$-	$566,792
Expenses	72,115	427,446	5,469	505,030

Operating income (loss)	$27,259	$39,972	$(5,469)	$61,762

Depreciation and amortization	$10,321	$9,102	$372	$19,795

2023

Total revenues	$92,906	$442,146	$-	$535,052
Expenses	71,863	400,949	5,132	477,944

Operating income (loss)	$21,043	$41,197	$(5,132)	$57,108

Depreciation and amortization	$9,717	$10,432	$404	$20,553

Schedule of Total Revenues	The following table presents total revenues classified according to geographical destination for the years ended December 31 2021, 2022 and 2023:
	Year ended December 31,
	2021	2022	2023
United States	$254,342	$308,485	$250,842
Israel	180,462	205,258	214,129
Europe	30,085	39,247	55,180
Japan	11,443	10,121	10,847
Other	3,993	3,681	4,054

Total revenues	$480,325	$566,792	$535,052

Schedule of Long-Lived Assets	The Company’s long-lived assets are located as follows:
	December 31,
	2021	2022	2023
United States	$76,369	$82,325	$77,120
Israel	138,071	148,819	158,144
Europe	4,423	7,885	7,596
Japan	5,543	4,696	4,222
Other	2,939	2,905	3,347

	$227,345	$246,630	$250,429